FINANCIAL INSTRUMENTS (Details 22) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 763,730	$ 719,953
Allowance account for credit losses of financial assets	12,571	17,785
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	59,844	39,459
Allowance account for credit losses of financial assets	0
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	854	551
Allowance account for credit losses of financial assets	8
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	36	955
Allowance account for credit losses of financial assets	5
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	111	50
Allowance account for credit losses of financial assets	66
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	43	34
Allowance account for credit losses of financial assets	11
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	141	2,238
Allowance account for credit losses of financial assets	59
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	127	56
Allowance account for credit losses of financial assets	124
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	69	97
Allowance account for credit losses of financial assets	67
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	14,481	12,311
Allowance account for credit losses of financial assets	12,231
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	688,024	$ 664,202
Allowance account for credit losses of financial assets	0
Letter of credits [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	373,287
Allowance account for credit losses of financial assets	0
Letter of credits [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	17,524
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 8
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 355,755
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Credit Line [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 383,939
Allowance account for credit losses of financial assets	9,626
Credit Line [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	40,629
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Credit Line [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 708
Allowance account for credit losses of financial assets	$ 7
Expected credit loss rate	0.96%
Credit Line [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 37
Allowance account for credit losses of financial assets	$ 4
Expected credit loss rate	10.00%
Credit Line [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 36
Allowance account for credit losses of financial assets	$ 4
Expected credit loss rate	10.00%
Credit Line [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 26
Allowance account for credit losses of financial assets	$ 3
Expected credit loss rate	10.00%
Credit Line [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 27
Allowance account for credit losses of financial assets	$ 3
Expected credit loss rate	10.00%
Credit Line [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 18
Allowance account for credit losses of financial assets	$ 18
Expected credit loss rate	100.00%
Credit Line [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 35
Allowance account for credit losses of financial assets	$ 35
Expected credit loss rate	100.00%
Credit Line [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 9,552
Allowance account for credit losses of financial assets	$ 9,552
Expected credit loss rate	100.00%
Credit Line [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 332,871
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 6,504
Allowance account for credit losses of financial assets	2,945
Others [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	1,473
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 71
Allowance account for credit losses of financial assets	$ 1
Expected credit loss rate	0.96%
Others [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 13
Allowance account for credit losses of financial assets	$ 1
Expected credit loss rate	10.00%
Others [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 124
Allowance account for credit losses of financial assets	$ 62
Expected credit loss rate	50.00%
Others [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 15
Allowance account for credit losses of financial assets	$ 8
Expected credit loss rate	50.00%
Others [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 112
Allowance account for credit losses of financial assets	$ 56
Expected credit loss rate	50.00%
Others [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 106
Allowance account for credit losses of financial assets	$ 106
Expected credit loss rate	100.00%
Others [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 32
Allowance account for credit losses of financial assets	$ 32
Expected credit loss rate	100.00%
Others [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 2,679
Allowance account for credit losses of financial assets	$ 2,679
Expected credit loss rate	100.00%
Others [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 1,879
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%